Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement
Schedule of fair value measurements assets and liabilities

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2024	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs
Description	thousands)	(Level 1)	(Level 2)	(Level 3)	NAV
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Trading debt securities	140,960	140,960	—	—	—
Equity securities measured at fair value	91,497	91,497	—	—	—
Investments held by consolidated investment fund	52,745	52,745	—	—	—
Long-term investments
Investments held by consolidated investment fund	71,013	—	—	15,777	55,236
Other long-term investments measured at fair value	600,697	—	31,988	546,130	22,579
Available-for-sale investments	31,536	—	31,536	—	—

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2025	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs
Description	thousands)	(Level 1)	(Level 2)	(Level 3)	NAV
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Trading debt securities	145,722	145,722	—	—	—
Equity securities measured at fair value	90,009	90,009	—	—	—
Available-for-sale investments	32,481	—	32,481	—	—
Long-term investments
Investments held by consolidated investment fund	244,939	—	173,926	15,777	55,236
Other long-term investments measured at fair value	545,808	—	131,478	393,746	20,584

Schedule of Investments Measured at Fair Value Using Significant Unobservable Inputs (Level3)

A reconciliation of the beginning and ending balances of the investments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2025, presented as follows:

RMB
(Amount in Thousands)
Level 3 investments as of January 1, 2025	561,907
Transfer of investment in fair value hierarchy from Level 2 to Level 3	22,081
Transfer of investment in fair value hierarchy from Level 3 to Level 2	(101,008)
Changes in fair value included in investment income (loss)	(68,409)
Settlements	(1,944)
Foreign currency translation adjustments	(3,104)
Level 3 investments as of December 31, 2025	409,523
Changes in net unrealized gains included in investment income (loss) related to Level 3 investments still held as of December 31, 2025	(68,409)